LOSS PER COMMON SHARE	6 Months Ended
Jun. 30, 2013
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE
NOTE 15: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

	For the Three	For the Three		For the Six	For the Six
	Months Ended	Months Ended		Months Ended	Months Ended
	June 30,	June 30		June 30,	June 30,
	2013	2012		2013	2012
Numerator:
Net loss attributable to common stockholders	$(1,536)	$(1,928)		$(801)	$(2,716)
Dividend declared on preferred shares Series B	(27)	(27)		(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311		34	441
Loss attributable to common stockholders, basic and diluted	$(1,441)	$(1,644)	$	$ (821)	$(2,329)
Denominator:
Denominator for basic net loss per share — weighted average shares	90,215,506	40,517,413		72,143,198	40,517,413

Denominator for diluted net loss per share — adjusted weighted average shares	90,215,506	40,517,413		72,143,198	40,517,413

Basic net loss per share	$(0.02)	$(0.04)		$(0.01)	$(0.06)

Diluted net loss per share	$(0.02)	$(0.04)		$(0.01)	$(0.06)

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